THE ADVISORS’ INNER CIRCLE FUND III

MESIROW

ENHANCED CORE PLUS FUND

DECEMBER 31, 2024 (Unaudited)

SCHEDULE OF INVESTMENTS
CORPORATE OBLIGATIONS — 51.6%
	Face Amount	Value
Communication Services — 1.5%
AT&T
Callable 11/15/2033 @ $100
5.400%, 02/15/2034	$60,000	$60,240
Callable 03/15/2053 @ $100
3.500%, 09/15/2053	40,000	26,934
Meta Platforms
Callable 11/15/2052 @ $100
5.600%, 05/15/2053	40,000	39,990
Callable 03/15/2030 @ $100
4.800%, 05/15/2030	80,000	80,666
		207,830
Consumer Discretionary — 5.7%
Alibaba Group Holding
Callable 04/26/2030 @ $100
4.875%, 05/26/2030(A)	200,000	198,199
Allied Universal Holdco
Callable 02/03/2025 @ $102
4.625%, 06/01/2028(A)	150,000	141,824
Amazon.com
Callable 10/13/2051 @ $100
3.950%, 04/13/2052	65,000	51,255
Emory University
Callable 03/01/2050 @ $100
2.969%, 09/01/2050	55,000	36,419
Garda World Security
Callable 02/03/2025 @ $101
4.625%, 02/15/2027(A)	150,000	145,683
General Motors Financial
5.400%, 04/06/2026	10,000	10,056
General Motors Financial
Callable 09/06/2029 @ $100
4.900%, 10/06/2029	25,000	24,626
Howard University
Callable 10/01/2032 @ $100
5.209%, 10/01/2052	10,000	8,702
McDonald's MTN
3.700%, 02/15/2042	10,000	7,824
TKC Holdings
Callable 02/03/2025 @ $103
6.875%, 05/15/2028(A)	145,000	143,359

THE ADVISORS’ INNER CIRCLE FUND III

MESIROW

ENHANCED CORE PLUS FUND

DECEMBER 31, 2024 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
Unilever Capital
Callable 07/12/2027 @ $100
4.250%, 08/12/2027	$20,000	$19,883
		787,830
Consumer Staples — 2.2%
BAT Capital
Callable 12/20/2030 @ $100
5.834%, 02/20/2031	20,000	20,445
Church & Dwight
Callable 08/15/2032 @ $100
5.600%, 11/15/2032	44,000	45,341
Callable 12/15/2051 @ $100
5.000%, 06/15/2052	30,000	27,130
Coca-Cola
Callable 11/13/2053 @ $100
5.300%, 05/13/2054	35,000	33,759
Constellation Brands
Callable 12/15/2028 @ $100
4.800%, 01/15/2029	50,000	49,700
General Mills
Callable 01/08/2025 @ $100
5.241%, 11/18/2025	90,000	90,001
Kraft Heinz Foods
Callable 12/01/2049 @ $100
5.500%, 06/01/2050	20,000	18,763
McCormick
Callable 07/14/2034 @ $100
4.700%, 10/15/2034	15,000	14,121
		299,260
Energy — 4.5%
Boardwalk Pipelines
Callable 05/01/2034 @ $100
5.625%, 08/01/2034	55,000	54,777
Devon Energy
Callable 06/15/2034 @ $100
5.200%, 09/15/2034	70,000	66,449
Callable 01/15/2025 @ $102
4.500%, 01/15/2030	5,000	4,836
Diamondback Energy
Callable 10/18/2053 @ $100
5.750%, 04/18/2054	40,000	37,537
Energy Transfer
Callable 11/15/2053 @ $100
5.950%, 05/15/2054	25,000	24,169

THE ADVISORS’ INNER CIRCLE FUND III

MESIROW

ENHANCED CORE PLUS FUND

DECEMBER 31, 2024 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
Callable 02/06/2025 @ $100
4.050%, 03/15/2025	$75,000	$74,852
Halliburton
Callable 05/15/2045 @ $100
5.000%, 11/15/2045	30,000	26,783
Kinder Morgan
Callable 02/01/2054 @ $100
5.950%, 08/01/2054	20,000	19,539
Callable 03/01/2025 @ $100
4.300%, 06/01/2025	150,000	149,648
Occidental Petroleum
Callable 07/01/2034 @ $100
5.550%, 10/01/2034	25,000	24,317
ONEOK
Callable 09/15/2029 @ $100
4.400%, 10/15/2029	30,000	29,085
Schlumberger Investment
Callable 03/01/2034 @ $100
5.000%, 06/01/2034	80,000	78,502
Valero Energy
Callable 06/01/2051 @ $100
3.650%, 12/01/2051	30,000	20,224
		610,718
Financials — 11.1%
American Express
Callable 01/13/2026 @ $100
4.900%, 02/13/2026	25,000	25,081
Bank of America
Callable 09/15/2028 @ $100
5.819%, SOFRRATE + 1.570%, 09/15/2029(B)	55,000	56,358
Callable 04/25/2033 @ $100
5.288%, SOFRRATE + 1.910%, 04/25/2034(B)	100,000	99,160
Citigroup
Callable 06/11/2034 @ $100
5.449%, SOFRRATE + 1.447%, 06/11/2035(B)	40,000	39,662
Callable 02/13/2029 @ $100
5.174%, SOFRRATE + 1.364%, 02/13/2030(B)	55,000	54,958
Goldman Sachs Group
Callable 10/24/2028 @ $100
6.484%, SOFRRATE + 1.770%, 10/24/2029(B)	20,000	20,955

THE ADVISORS’ INNER CIRCLE FUND III

MESIROW

ENHANCED CORE PLUS FUND

DECEMBER 31, 2024 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
Callable 04/25/2034 @ $100
5.851%, SOFRRATE + 1.552%, 04/25/2035(B)	$35,000	$35,661
JPMorgan Chase
Callable 10/23/2028 @ $100
6.087%, SOFRRATE + 1.570%, 10/23/2029(B)	50,000	51,862
Callable 04/22/2034 @ $100
5.766%, SOFRRATE + 1.490%, 04/22/2035(B)	20,000	20,458
Callable 06/01/2033 @ $100
5.350%, SOFRRATE + 1.845%, 06/01/2034(B)	45,000	44,969
Callable 07/22/2029 @ $100
4.995%, SOFRRATE + 1.125%, 07/22/2030(B)	35,000	34,849
Macquarie Airfinance Holdings
Callable 05/01/2025 @ $104
8.375%, 05/01/2028(A)	200,000	209,635
Mastercard
Callable 02/09/2034 @ $100
4.875%, 05/09/2034	50,000	49,226
Midcap Financial Issuer Trust
Callable 01/19/2025 @ $103
6.500%, 05/01/2028(A)	200,000	195,592
Morgan Stanley MTN
Callable 04/19/2034 @ $100
5.831%, SOFRRATE + 1.580%, 04/19/2035(B)	50,000	50,952
Callable 07/21/2033 @ $100
5.424%, SOFRRATE + 1.880%, 07/21/2034(B)	20,000	19,860
Callable 04/20/2028 @ $100
5.164%, SOFRRATE + 1.590%, 04/20/2029(B)	25,000	25,070
Northern Trust
Callable 10/01/2026 @ $100
4.600%, TSFR3M + 3.464%(B) (C)	135,000	132,158
Reinsurance Group of America
Callable 06/15/2033 @ $100
6.000%, 09/15/2033	40,000	41,110
State Street
Callable 01/27/2025 @ $100
4.857%, SOFRRATE + 0.604%, 01/26/2026(B)	35,000	34,996

THE ADVISORS’ INNER CIRCLE FUND III

MESIROW

ENHANCED CORE PLUS FUND

DECEMBER 31, 2024 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
US Bancorp
Callable 01/23/2034 @ $100
5.678%, SOFRRATE + 1.860%, 01/23/2035(B)	$65,000	$65,549
Callable 04/15/2027 @ $100
5.300%, TSFR3M + 3.176%(B) (C)	100,000	98,602
Wells Fargo
Callable 10/23/2033 @ $100
6.491%, SOFRRATE + 2.060%, 10/23/2034(B)	50,000	53,149
Callable 04/25/2052 @ $100
4.611%, SOFRRATE + 2.130%, 04/25/2053(B)	75,000	62,624
		1,522,496
Health Care — 5.6%
AbbVie
Callable 12/15/2043 @ $100
4.850%, 06/15/2044	20,000	18,128
Baptist Healthcare System Obligated Group
Callable 02/15/2050 @ $100
3.540%, 08/15/2050	10,000	7,044
Baylor Scott & White Holdings
Callable 11/15/2049 @ $100
2.839%, 11/15/2050	6,000	3,812
Bristol-Myers Squibb
Callable 05/15/2053 @ $100
6.250%, 11/15/2053	20,000	21,188
CVS Health
Callable 01/20/2026 @ $100
5.000%, 02/20/2026	10,000	9,990
Eli Lilly
Callable 08/09/2053 @ $100
5.000%, 02/09/2054	30,000	27,570
Callable 07/14/2029 @ $100
4.200%, 08/14/2029	20,000	19,581
Gilead Sciences
Callable 07/01/2030 @ $100
1.650%, 10/01/2030	45,000	37,635
Indiana University Health Obligated Group
Callable 05/01/2048 @ $100
3.970%, 11/01/2048	10,000	7,928
Iowa Health System
Callable 08/15/2049 @ $100
3.665%, 02/15/2050	15,000	11,024

THE ADVISORS’ INNER CIRCLE FUND III

MESIROW

ENHANCED CORE PLUS FUND

DECEMBER 31, 2024 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
NY Society for Relief of Ruptured & Crippled Maintaining Hosp Special Surgery
Callable 04/01/2050 @ $100
2.667%, 10/01/2050	$60,000	$36,248
Organon
Callable 04/30/2026 @ $103
5.125%, 04/30/2031(A)	150,000	134,821
Orlando Health Obligated Group
Callable 04/01/2050 @ $100
3.327%, 10/01/2050	35,000	24,388
Smith & Nephew
Callable 02/20/2027 @ $100
5.150%, 03/20/2027	80,000	80,574
SSM Health Care
Callable 03/01/2028 @ $100
4.894%, 06/01/2028	20,000	19,937
Stryker
Callable 09/15/2045 @ $100
4.625%, 03/15/2046	75,000	64,970
Sutter Health
Callable 02/15/2033 @ $100
5.164%, 08/15/2033	190,000	188,573
UnitedHealth Group
Callable 08/15/2052 @ $100
5.875%, 02/15/2053	35,000	35,093
Willis-Knighton Medical Center
Callable 03/01/2048 @ $100
4.813%, 09/01/2048	25,000	21,364
		769,868
Industrials — 5.6%
Burlington Northern Santa Fe
Callable 03/01/2044 @ $100
4.550%, 09/01/2044	90,000	78,436
Fortress Transportation and Infrastructure Investors
Callable 02/06/2025 @ $103
5.500%, 05/01/2028(A)	150,000	146,707
Howmet Aerospace
Callable 11/15/2028 @ $100
3.000%, 01/15/2029	65,000	60,328
Masterbrand
Callable 07/15/2027 @ $104
7.000%, 07/15/2032(A)	150,000	151,034

THE ADVISORS’ INNER CIRCLE FUND III

MESIROW

ENHANCED CORE PLUS FUND

DECEMBER 31, 2024 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
Rand Parent
Callable 02/15/2026 @ $104
8.500%, 02/15/2030(A)	$150,000	$150,822
RELX Capital
Callable 02/22/2030 @ $100
3.000%, 05/22/2030	25,000	22,713
Republic Services
Callable 08/15/2034 @ $100
5.200%, 11/15/2034	50,000	49,521
RTX
Callable 06/16/2025 @ $100
3.950%, 08/16/2025	25,000	24,883
Textron
Callable 06/17/2029 @ $100
3.900%, 09/17/2029	25,000	23,757
Waste Management
Callable 12/15/2034 @ $100
4.950%, 03/15/2035	30,000	29,248
Westinghouse Air Brake Technologies
Callable 12/11/2033 @ $100
5.611%, 03/11/2034	25,000	25,321
		762,770
Information Technology — 3.4%
Accenture Capital
Callable 09/04/2029 @ $100
4.050%, 10/04/2029	40,000	38,825
Broadcom
Callable 06/12/2027 @ $100
5.050%, 07/12/2027	35,000	35,324
Consensus Cloud Solutions
Callable 02/06/2025 @ $102
6.000%, 10/15/2026(A)	175,000	172,678
ION Trading Technologies S.A.R.L.
Callable 05/30/2026 @ $105
9.500%, 05/30/2029(A)	150,000	157,275
Motorola Solutions
Callable 03/15/2029 @ $100
5.000%, 04/15/2029	50,000	49,923
Sierra Pacific Power
Callable 02/01/2026 @ $100
2.600%, 05/01/2026	15,000	14,598

THE ADVISORS’ INNER CIRCLE FUND III

MESIROW

ENHANCED CORE PLUS FUND

DECEMBER 31, 2024 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
Workday
Callable 01/01/2032 @ $100
3.800%, 04/01/2032	$5,000	$4,550
		473,173
Materials — 3.4%
ATI
Callable 10/01/2026 @ $103
5.125%, 10/01/2031	140,000	131,631
Cleveland-Cliffs
Callable 04/15/2026 @ $103
6.750%, 04/15/2030(A)	41,000	40,092
Clydesdale Acquisition Holdings
Callable 07/15/2026 @ $103
6.875%, 01/15/2030(A)	150,000	151,015
Owens-Brockway Glass Container
Callable 06/01/2027 @ $104
7.375%, 06/01/2032(A)	150,000	143,423
		466,161
Real Estate — 1.7%
American Homes 4 Rent
Callable 10/15/2051 @ $100
4.300%, 04/15/2052	75,000	58,400
ERP Operating
Callable 06/15/2034 @ $100
4.650%, 09/15/2034	50,000	47,414
Kimco Realty OP
Callable 12/01/2034 @ $100
4.850%, 03/01/2035	80,000	76,188
Safehold GL Holdings
Callable 10/15/2034 @ $100
5.650%, 01/15/2035	55,000	53,666
		235,668
Utilities — 6.9%
Alabama Power
Callable 05/15/2033 @ $100
5.850%, 11/15/2033	5,000	5,181
Ameren Missouri Securitization Funding I
4.850%, 10/01/2039	40,000	39,133
Atmos Energy
Callable 05/15/2053 @ $100
6.200%, 11/15/2053	65,000	69,049
CenterPoint Energy Houston Electric
Callable 12/01/2034 @ $100
5.050%, 03/01/2035	30,000	29,290

THE ADVISORS’ INNER CIRCLE FUND III

MESIROW

ENHANCED CORE PLUS FUND

DECEMBER 31, 2024 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
Consumers 2023 Securitization Funding
5.210%, 09/01/2030	$75,000	$75,757
DTE Electric
Callable 12/01/2033 @ $100
5.200%, 03/01/2034	20,000	19,925
Duke Energy Florida Project Finance
2.538%, 09/01/2029	76,038	71,996
Entergy Arkansas
Callable 03/01/2034 @ $100
5.450%, 06/01/2034	20,000	20,268
Entergy Louisiana
Callable 06/15/2034 @ $100
5.150%, 09/15/2034	60,000	59,009
Entergy Texas
Callable 03/01/2053 @ $100
5.800%, 09/01/2053	10,000	10,001
Callable 03/15/2052 @ $100
5.000%, 09/15/2052	15,000	13,411
Florida Power & Light
Callable 03/15/2034 @ $100
5.300%, 06/15/2034	50,000	50,142
Kansas Gas Service Securitization I
5.486%, 08/01/2032	21,380	21,749
Oglethorpe Power
Callable 06/01/2053 @ $100
6.200%, 12/01/2053	25,000	25,743
Callable 04/01/2048 @ $100
5.050%, 10/01/2048	15,000	13,208
Callable 10/01/2046 @ $100
4.500%, 04/01/2047	20,000	16,386
Callable 02/01/2050 @ $100
3.750%, 08/01/2050	185,000	131,609
Piedmont Natural Gas
Callable 11/15/2034 @ $100
5.100%, 02/15/2035	75,000	72,698
San Diego Gas & Electric
Callable 10/15/2053 @ $100
5.550%, 04/15/2054	35,000	33,921
Callable 12/15/2031 @ $100
3.000%, 03/15/2032	65,000	56,613
Swepco Storm Recovery Funding
4.880%, 09/01/2039	50,000	48,860

THE ADVISORS’ INNER CIRCLE FUND III

MESIROW

ENHANCED CORE PLUS FUND

DECEMBER 31, 2024 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
Virginia Power Fuel Securitization
4.877%, 05/01/2031	$65,000	$64,955
		948,904
TOTAL CORPORATE OBLIGATIONS
(Cost $7,193,461)		7,084,678

MORTGAGE-BACKED SECURITIES — 19.0%

FHLMC
5.000%, 08/01/2038 - 07/01/2043	201,521	198,334
4.500%, 11/01/2052	140,722	132,548
4.000%, 01/01/2053	158,609	145,159
3.000%, 06/01/2052	265,420	225,784
2.500%, 05/01/2052	375,241	307,302
2.000%, 10/01/2051	527,737	411,694
FNMA
5.000%, 09/01/2052 - 04/01/2053	229,819	222,217
4.500%, 07/01/2052	109,497	103,192
4.000%, 08/01/2037 - 04/01/2054	309,178	286,531
3.500%, 08/01/2052	321,983	285,367
2.500%, 09/01/2036	114,563	104,341
2.000%, 03/01/2052	198,280	154,511
GNMA
2.000%, 07/20/2052	30,039	24,062

TOTAL MORTGAGE-BACKED SECURITIES
(Cost $2,691,933)		2,601,042

U.S. TREASURY OBLIGATIONS — 12.5%

U.S. Treasury Bonds
4.625%, 11/15/2044	380,000	368,452
4.250%, 08/15/2054	215,000	196,338
U.S. Treasury Notes
4.250%, 11/15/2034	170,000	165,569
4.250%, 11/30/2026	60,000	59,988
4.125%, 11/30/2031	40,000	39,146
4.125%, 11/30/2029	430,000	425,115
4.125%, 11/15/2027	190,000	189,161
3.625%, 08/31/2029	280,000	271,110

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $1,753,619)		1,714,879

THE ADVISORS’ INNER CIRCLE FUND III

MESIROW

ENHANCED CORE PLUS FUND

DECEMBER 31, 2024 (Unaudited)

ASSET-BACKED SECURITIES — 10.2%
	Face Amount	Value
Automotive — 1.8%
Fifth Third Auto Trust, Ser 2023-1, Cl A3
Callable 04/15/2027 @ $100
5.530%, 08/15/2028	$35,000	$35,385
Ford Credit Auto Owner Trust, Ser 2018-1, Cl A
Callable 01/15/2025 @ $100
3.190%, 07/15/2031 (A)	100,000	99,943
Ford Credit Auto Owner Trust, Ser 2022-1, Cl A
Callable 05/15/2027 @ $100
3.880%, 11/15/2034 (A)	100,000	98,203
Honda Auto Receivables Owner Trust, Ser 2022-2, Cl A3
Callable 01/18/2026 @ $100
3.730%, 07/20/2026	10,382	10,347

		243,878
Credit Cards — 3.5%
American Express Credit Account Master Trust, Ser 2023-4, Cl A
5.150%, 09/15/2030	100,000	101,755
Capital One Multi-Asset Execution Trust, Ser 2021-A2, Cl A2
1.390%, 07/15/2030	60,000	53,619
Chase Issuance Trust, Ser 2024-A2, Cl A
4.630%, 01/15/2031	100,000	99,872
Citibank Credit Card Issuance Trust, Ser 2007-A3, Cl A3
6.150%, 06/15/2039	100,000	107,996
First National Master Note Trust, Ser 2024-1, Cl A
5.340%, 05/15/2030	60,000	60,556
Wells Fargo Card Issuance Trust, Ser 2024-A1, Cl A
4.940%, 02/15/2029	65,000	65,619

		489,417
Other ABS — 4.9%
BRE Grand Islander Timeshare Issuer, Ser 2019-A, Cl A
Callable 04/25/2026 @ $100
3.280%, 09/26/2033 (A)	59,602	58,435
Dell Equipment Finance Trust, Ser 2024-1, Cl A3
Callable 12/22/2026 @ $100
5.390%, 03/22/2030 (A)	100,000	101,116

THE ADVISORS’ INNER CIRCLE FUND III

MESIROW

ENHANCED CORE PLUS FUND

DECEMBER 31, 2024 (Unaudited)

ASSET-BACKED SECURITIES — continued
	Face Amount	Value
Hilton Grand Vacations Trust, Ser 2024-1B, Cl B
Callable 07/15/2030 @ $100
5.990%, 09/15/2039 (A)	$163,666	$164,843
Kubota Credit Owner Trust, Ser 2023-2A, Cl A2
Callable 07/15/2026 @ $100
5.610%, 07/15/2026 (A)	45,386	45,527
Marriott Vacations Worldwide Owner Trust, Ser 2024-1A, Cl A
Callable 09/20/2032 @ $100
5.320%, 02/20/2043 (A)	81,800	82,110
Sierra Timeshare Receivables Funding, Ser 2023-1A, Cl B
Callable 10/20/2027 @ $100
5.830%, 01/20/2040 (A)	40,906	40,978
T-Mobile US Trust, Ser 2024-1A, Cl A
Callable 03/20/2027 @ $100
5.050%, 09/20/2029 (A)	100,000	100,694
Verizon Master Trust, Ser 2024-3, Cl A1A
Callable 04/20/2027 @ $100
5.340%, 04/22/2030	75,000	76,263

		669,966
TOTAL ASSET-BACKED SECURITIES
(Cost $1,387,773)		1,403,261

MUNICIPAL BONDS — 4.9%

California State, GO
5.150%, 09/01/2034	75,000	75,171
Maryland State, Health & Higher Educational Facilities Authority, RB
Callable 01/01/2040 @ $100
3.052%, 07/01/2040	75,000	55,242
Metropolitan Transportation Authority Dedicated Tax Fund, RB
7.336%, 11/15/2039	70,000	81,815
North Texas Tollway Authority, RB
6.718%, 01/01/2049	110,000	122,250
Oklahoma State, Development Finance Authority, RB
4.623%, 06/01/2044	60,000	55,586
Regents of the University of California Medical Center Pooled Revenue, RB
4.563%, 05/15/2053	120,000	103,364

THE ADVISORS’ INNER CIRCLE FUND III

MESIROW

ENHANCED CORE PLUS FUND

DECEMBER 31, 2024 (Unaudited)

MUNICIPAL BONDS — continued
	Face Amount	Value
San Diego County Water Authority, RB
6.138%, 05/01/2049	$60,000	$61,987
Texas Natural Gas Securitization Finance,
5.169%, 04/01/2041	90,000	88,631
Texas State, GO
5.517%, 04/01/2039	25,000	24,992

TOTAL MUNICIPAL BONDS
(Cost $696,928)		669,038

TOTAL INVESTMENTS — 98.2%
(Cost $13,723,714)		$13,472,898

A list of the open forward contracts held by the Fund at December 31, 2024, is as follows:

Counterparty	Settlement Date	Currency to Deliver		Currency to Receive		Unrealized Appreciation/ (Depreciation)
HSBC	03/19/25	USD	10,927	COP	47,817,760	$(183)
HSBC	03/19/25	USD	12,636	PLN	51,491	(205)
HSBC	03/19/25	USD	54,845	INR	4,684,577	(527)
HSBC	03/19/25	USD	60,067	CLP	59,554,800	(239)
HSBC	03/19/25	USD	74,820	NZD	130,000	(2,025)
HSBC	03/19/25	USD	80,791	CHF	70,304	(2,671)
HSBC	03/19/25	USD	78,663	IDR	1,282,147,000	51
HSBC	03/19/25	USD	5,972	IDR	95,659,149	(99)
HSBC	03/19/25	USD	90,675	MXN	1,852,779	(2,919)
HSBC	03/19/25	USD	41,771	PHP	2,452,458	187
HSBC	03/19/25	USD	59,941	PHP	3,496,240	(125)
HSBC	03/19/25	USD	110,268	SGD	148,793	(985)
HSBC	03/19/25	USD	113,371	AUD	179,565	(2,217)
HSBC	03/19/25	USD	114,992	ZAR	2,092,651	(4,858)
HSBC	03/19/25	USD	116,180	BRL	709,965	(2,757)
HSBC	03/19/25	USD	131,589	ILS	469,761	(2,121)
HSBC	03/19/25	USD	147,815	HUF	58,058,298	(2,208)
HSBC	03/19/25	EUR	166,396	USD	175,492	2,561
HSBC	03/19/25	USD	189,431	EUR	180,000	(2,362)
HSBC	03/19/25	USD	214,748	GBP	168,823	(3,519)
HSBC	03/19/25	USD	231,933	SEK	2,516,280	(3,570)
HSBC	03/19/25	USD	243,441	THB	8,201,873	(1,685)
HSBC	03/19/25	SGD	254,836	USD	189,542	2,373
HSBC	03/19/25	USD	262,194	CZK	6,253,374	(4,817)

THE ADVISORS’ INNER CIRCLE FUND III

MESIROW

ENHANCED CORE PLUS FUND

DECEMBER 31, 2024 (Unaudited)

Counterparty	Settlement Date	Currency to Deliver		Currency to Receive		Unrealized Appreciation/ (Depreciation)
HSBC	03/19/25	USD	284,120	NOK	3,156,695	$(6,865)
HSBC	03/19/25	GBP	250,000	USD	318,063	5,265
HSBC	03/19/25	GBP	60,000	USD	75,031	(40)
HSBC	03/19/25	USD	321,534	TWD	10,411,979	(4,207)
HSBC	03/19/25	NZD	344,687	USD	197,464	4,451
HSBC	03/19/25	PLN	345,283	USD	84,634	1,269
HSBC	03/19/25	ILS	368,860	USD	102,386	727
HSBC	03/19/25	ILS	33,087	USD	9,002	(116)
HSBC	03/19/25	AUD	430,000	USD	274,807	8,630
HSBC	03/19/25	CHF	453,850	USD	511,787	7,477
HSBC	03/19/25	USD	151,316	JPY	23,664,000	402
HSBC	03/19/25	USD	376,864	JPY	57,770,731	(6,475)
HSBC	03/19/25	USD	953,302	CAD	1,348,275	(12,718)
HSBC	03/19/25	BRL	970,971	USD	157,646	2,525
HSBC	03/19/25	BRL	6,172	USD	980	(6)
HSBC	03/19/25	CAD	1,185,092	USD	839,601	12,856
HSBC	03/19/25	CAD	373,776	USD	260,284	(470)
HSBC	03/19/25	RON	1,615,405	USD	339,430	4,689
HSBC	03/19/25	SEK	1,983,237	USD	181,177	1,190
HSBC	03/19/25	NOK	2,034,051	USD	179,824	1,171
HSBC	03/19/25	CNH	2,717,422	USD	374,692	3,694
HSBC	03/19/25	ZAR	4,403,643	USD	242,469	10,711
HSBC	03/19/25	CZK	5,809,823	USD	242,399	3,278
HSBC	03/19/25	MXN	5,963,663	USD	289,768	7,302
HSBC	03/19/25	PHP	4,644,240	USD	79,580	124
HSBC	03/19/25	PHP	5,327,551	USD	90,650	(497)
HSBC	03/19/25	TWD	10,850,048	USD	334,774	4,095
HSBC	03/19/25	JPY	54,811,900	USD	363,593	12,174
HSBC	03/19/25	HUF	36,855,285	USD	93,627	1,196
HSBC	03/19/25	HUF	23,941,200	USD	59,748	(295)
HSBC	03/19/25	INR	63,026,315	USD	738,851	8,068
HSBC	03/19/25	CLP	307,888,217	USD	315,463	6,159
HSBC	03/19/25	KRW	438,615,569	USD	307,770	10,050
HSBC	03/19/25	COP	512,963,304	USD	116,163	911
HSBC	03/19/25	COP	26,339,988	USD	5,897	(20)
HSBC	03/19/25	IDR	3,361,911,397	USD	209,835	3,437
HSBC	03/19/25	IDR	1,858,314,000	USD	113,061	(1,026)
						$54,196

THE ADVISORS’ INNER CIRCLE FUND III

MESIROW

ENHANCED CORE PLUS FUND

DECEMBER 31, 2024 (Unaudited)

Percentages are based on Net Assets of $13,720,848.

(A)

Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors". The total value of such securities as of December 31, 2024 was $3,074,008 and represents 22.4% of Net Assets.

(B)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(C)	Perpetual security with no stated maturity date.

AUD — Australian Dollar
BRL — Brazilian Real
CAD — Canadian Dollar
CHF — Swiss Franc
Cl — Class
CLP — Chilean Peso
CNH — Chinese Yuan Offshore
COP — Colombian Peso
CZK — Czech Koruna
EUR — Euro
FHLMC — Federal Home Loan Mortgage Corporation
FNMA — Federal National Mortgage Association
GBP — British Pound Sterling
HUF — Hungarian Forint
IDR — Indonesian Rupiah
ILS — Israeli New Shekels
INR — Indian Rupee
JPY — Japanese Yen
KRW — Korean Won
MTN — Medium Term Note
MXN — Mexican Peso
NOK — Norwegian Krone
NZD — New Zealand Dollar
PHP— Philippine Peso
PLN — Polish Zloty
RB — Revenue Bond
RON — Romanian Leu
SEK — Swedish Krona
Ser — Series
SGD — Singapore Dollar
SOFR — Secured Overnight Financing Rate
TSFR3M — Term Secured Overnight Financing Rate 30-day Average 3 Month
THB — Thai Baht
TWD — Taiwan Dollar

THE ADVISORS’ INNER CIRCLE FUND III

MESIROW

ENHANCED CORE PLUS FUND

DECEMBER 31, 2024 (Unaudited)

USD — United States Dollar
ZAR — South African Rand

MES-QH-001-1200

THE ADVISORS’ INNER CIRCLE FUND III

MESIROW

HIGH YIELD FUND

DECEMBER 31, 2024 (Unaudited)

SCHEDULE OF INVESTMENTS
CORPORATE OBLIGATIONS — 78.6%
	Face Amount	Value
Communication Services — 2.5%
Beasley Mezzanine Holdings
9.200%, 08/01/2028(A)	$1,027,000	$564,850
McGraw-Hill Education
Callable 09/01/2027 @ $104
7.375%, 09/01/2031(A)	1,123,000	1,149,249
Spanish Broadcasting System
Callable 01/17/2025 @ $102
9.750%, 03/01/2026(A)	1,110,000	732,600
Urban One
Callable 02/03/2025 @ $102
7.375%, 02/01/2028(A)	2,183,000	1,358,917
		3,805,616
Consumer Discretionary — 12.4%
Allied Universal Holdco
Callable 02/15/2027 @ $104
7.875%, 02/15/2031(A)	2,148,000	2,195,439
Arrow Bidco
Callable 01/22/2025 @ $102
10.750%, 06/15/2025(A)	1,023,000	1,040,531
Carnival
Callable 02/03/2025 @ $103
6.000%, 05/01/2029(A)	600,000	598,580
Champ Acquisition
Callable 12/01/2027 @ $104
8.375%, 12/01/2031(A)	1,790,000	1,825,942
Cruise Yacht Upper HoldCo
Callable 07/05/2026 @ $106
11.875%, 07/05/2028	1,200,000	1,231,497
Garda World Security
Callable 11/15/2027 @ $104
8.375%, 11/15/2032(A)	822,000	836,669
Jacobs Entertainment
Callable 02/15/2025 @ $103
6.750%, 02/15/2029(A)	1,668,000	1,609,702
Callable 02/15/2025 @ $103
6.750%, 02/15/2029(A)	711,000	689,055
NES Fircroft Bondco
Callable 09/30/2026 @ $104
8.000%, 09/30/2029(A)	2,000,000	1,970,000
Park River Holdings
Callable 02/06/2025 @ $103
6.750%, 08/01/2029(A)	2,406,000	2,112,473

THE ADVISORS’ INNER CIRCLE FUND III

MESIROW

HIGH YIELD FUND

DECEMBER 31, 2024 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
Scientific Games Holdings
Callable 03/01/2025 @ $103
6.625%, 03/01/2030(A)	$2,190,000	$2,095,684
SWF Holdings I
Callable 02/06/2025 @ $103
6.500%, 10/01/2029(A)	670,000	415,898
TKC Holdings
Callable 02/03/2025 @ $103
6.875%, 05/15/2028(A)	2,212,000	2,186,967
Velocity Vehicle Group
Callable 06/01/2026 @ $104
8.000%, 06/01/2029(A)	226,000	235,017
		19,043,454
Consumer Staples — 0.8%
Chobani Holdco II
Callable 10/01/2025 @ $104
8.750%, 10/01/2029(A)	486,000	513,954
Fiesta Purchaser
Callable 03/01/2027 @ $104
7.875%, 03/01/2031(A)	668,000	697,220
		1,211,174
Energy — 17.8%
Alliance Resource Operating Partners
Callable 06/15/2026 @ $104
8.625%, 06/15/2029(A)	344,000	361,454
Borr IHC
Callable 11/15/2025 @ $105
10.000%, 11/15/2028(A)	2,077,024	2,066,930
Bristow Group
Callable 02/06/2025 @ $103
6.875%, 03/01/2028(A)	1,544,000	1,535,942
Coronado Finance Pty
Callable 10/01/2026 @ $105
9.250%, 10/01/2029(A)	701,000	710,897
Ferrellgas Escrow
Callable 02/03/2025 @ $103
5.875%, 04/01/2029(A)	1,200,000	1,096,810
Genesis Energy
Callable 01/15/2026 @ $104
8.250%, 01/15/2029	83,000	83,820
Callable 05/15/2028 @ $104
8.000%, 05/15/2033	1,183,000	1,157,721

THE ADVISORS’ INNER CIRCLE FUND III

MESIROW

HIGH YIELD FUND

DECEMBER 31, 2024 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
Greenfire Resources
Callable 10/01/2025 @ $106
12.000%, 10/01/2028(A)	$1,670,000	$1,799,189
ITT Holdings
Callable 02/03/2025 @ $103
6.500%, 08/01/2029(A)	2,454,000	2,246,486
Nabors Industries
Callable 08/15/2027 @ $104
8.875%, 08/15/2031(A)	1,594,000	1,480,167
NewCo Holding USD 20 Sarl
Callable 11/07/2026 @ $105
9.375%, 11/07/2029(A)	500,000	498,000
NGL Energy Operating
Callable 02/15/2027 @ $104
8.375%, 02/15/2032(A)	1,987,000	2,002,214
Callable 02/15/2026 @ $104
8.125%, 02/15/2029(A)	140,000	141,840
Odfjell Rig III
Callable 11/30/2025 @ $105
9.250%, 05/31/2028	902,962	948,792
Paratus Energy Services
Callable 12/27/2026 @ $105
9.500%, 06/27/2029	2,000,000	1,950,000
Shelf Drilling Holdings
Callable 10/15/2025 @ $105
9.625%, 04/15/2029(A)	2,147,000	1,811,465
Star Holding
Callable 08/01/2027 @ $104
8.750%, 08/01/2031(A)	988,000	978,930
Tenneco
Callable 02/03/2025 @ $104
8.000%, 11/17/2028(A)	2,524,000	2,352,392
TransMontaigne Partners
Callable 01/22/2025 @ $100
6.125%, 02/15/2026	897,000	891,671
Venture Global LNG
Callable 06/01/2026 @ $104
8.375%, 06/01/2031(A)	2,106,000	2,196,403
Welltec International APS
Callable 01/17/2025 @ $102
8.250%, 10/15/2026(A)	691,000	704,276
		27,015,399

THE ADVISORS’ INNER CIRCLE FUND III

MESIROW

HIGH YIELD FUND

DECEMBER 31, 2024 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
Financials — 4.9%
Acrisure
Callable 02/01/2026 @ $104
8.250%, 02/01/2029(A)	$765,000	$792,158
Callable 05/15/2026 @ $104
7.500%, 11/06/2030(A)	457,000	470,580
Burford Capital Global Finance
Callable 04/15/2025 @ $103
6.875%, 04/15/2030(A)	1,995,000	1,995,722
Midcap Financial Issuer Trust
Callable 01/19/2025 @ $103
6.500%, 05/01/2028(A)	2,333,000	2,281,580
VistaJet Malta Finance
Callable 02/03/2025 @ $103
6.375%, 02/01/2030(A)	2,361,000	2,063,098
		7,603,138
Health Care — 1.7%
Endo Finance Holdings
Callable 04/15/2027 @ $104
8.500%, 04/15/2031(A)	1,407,000	1,490,763
Organon
Callable 05/15/2029 @ $104
7.875%, 05/15/2034(A)	1,074,000	1,098,014
		2,588,777
Industrials — 19.1%
Airswift Global
Callable 08/28/2026 @ $105
10.000%, 02/28/2029(A)	2,000,000	2,059,467
Alta Equipment Group
Callable 06/01/2026 @ $105
9.000%, 06/01/2029(A)	1,494,000	1,425,046
Arcosa
Callable 08/15/2027 @ $103
6.875%, 08/15/2032(A)	1,021,000	1,037,433
Brand Industrial Services
Callable 08/01/2026 @ $105
10.375%, 08/01/2030(A)	1,970,000	2,005,071
Brightline East
Callable 05/09/2027 @ $106
11.000%, 01/31/2030(A)	2,247,000	2,144,492
Cimpress
Callable 09/15/2027 @ $104
7.375%, 09/15/2032(A)	1,502,000	1,492,160

THE ADVISORS’ INNER CIRCLE FUND III

MESIROW

HIGH YIELD FUND

DECEMBER 31, 2024 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
Conduent Business Services
Callable 02/06/2025 @ $103
6.000%, 11/01/2029(A)	$875,000	$834,097
Deluxe
Callable 09/15/2026 @ $104
8.125%, 09/15/2029(A)	588,000	596,244
Callable 02/06/2025 @ $104
8.000%, 06/01/2029(A)	455,000	437,362
F-Brasile
Callable 01/14/2025 @ $100
7.375%, 08/15/2026(A)	2,059,000	2,059,382
Fortress Transportation and Infrastructure Investors
Callable 06/15/2027 @ $104
7.000%, 06/15/2032(A)	1,128,000	1,150,233
GEO Group
Callable 04/15/2026 @ $104
8.625%, 04/15/2029	1,201,000	1,268,471
Innovate
Callable 01/17/2025 @ $102
8.500%, 02/01/2026(A)	1,454,000	1,197,819
Masterbrand
Callable 07/15/2027 @ $104
7.000%, 07/15/2032(A)	700,000	704,824
New Enterprise Stone & Lime
Callable 02/06/2025 @ $102
9.750%, 07/15/2028(A)	846,000	865,152
OneSky Flight
Callable 12/15/2026 @ $104
8.875%, 12/15/2029(A)	950,000	950,665
Park-Ohio Industries
Callable 02/06/2025 @ $101
6.625%, 04/15/2027	1,852,000	1,819,627
Railworks Holdings
Callable 02/03/2025 @ $104
8.250%, 11/15/2028(A)	1,849,000	1,849,820
Rand Parent
Callable 02/15/2026 @ $104
8.500%, 02/15/2030(A)	2,183,000	2,194,969
Smyrna Ready Mix Concrete
Callable 11/15/2026 @ $104
8.875%, 11/15/2031(A)	1,077,000	1,129,186
Spirit AeroSystems
Callable 11/15/2026 @ $105
9.750%, 11/15/2030(A)	1,155,000	1,278,132

THE ADVISORS’ INNER CIRCLE FUND III

MESIROW

HIGH YIELD FUND

DECEMBER 31, 2024 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
Wilsonart
Callable 08/15/2027 @ $106
11.000%, 08/15/2032(A)	$925,000	$906,663
		29,406,315
Information Technology — 4.7%
Consensus Cloud Solutions
Callable 10/15/2026 @ $102
6.500%, 10/15/2028(A)	2,291,000	2,271,656
ION Trading Technologies S.A.R.L.
Callable 05/30/2026 @ $105
9.500%, 05/30/2029(A)	2,038,000	2,136,839
Virtusa
Callable 02/03/2025 @ $102
7.125%, 12/15/2028(A)	2,443,000	2,321,522
Xerox Holdings
Callable 11/30/2026 @ $104
8.875%, 11/30/2029(A)	540,000	484,747
		7,214,764
Materials — 14.2%
Algoma Steel
Callable 04/15/2026 @ $105
9.125%, 04/15/2029(A)	1,231,000	1,258,944
Calderys Financing
Callable 06/01/2025 @ $106
11.250%, 06/01/2028(A)	573,000	613,335
Calderys Financing II
Callable 06/01/2025 @ $104
11.750%, 06/01/2028(A)	1,592,000	1,618,792
Cerdia Finanz GmbH
Callable 10/15/2027 @ $105
9.375%, 10/03/2031(A)	1,650,000	1,717,106
Clydesdale Acquisition Holdings
Callable 07/15/2026 @ $103
6.875%, 01/15/2030(A)	634,000	638,290
Callable 04/15/2025 @ $103
6.625%, 04/15/2029(A)	800,000	805,303
Consolidated Energy Finance
Callable 02/06/2025 @ $103
5.625%, 10/15/2028(A)	1,881,000	1,534,125
Conuma Resources
Callable 05/01/2026 @ $110
13.125%, 05/01/2028(A)	1,611,000	1,635,165

THE ADVISORS’ INNER CIRCLE FUND III

MESIROW

HIGH YIELD FUND

DECEMBER 31, 2024 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
JW Aluminum Continuous Cast
Callable 01/22/2025 @ $100
10.250%, 06/01/2026(A)	$688,000	$686,280
LABL
Callable 10/01/2027 @ $104
8.625%, 10/01/2031(A)	1,877,000	1,736,377
Magnera
Callable 11/15/2027 @ $104
7.250%, 11/15/2031(A)	887,000	865,934
Mativ Holdings
Callable 10/01/2026 @ $104
8.000%, 10/01/2029(A)	640,000	616,447
Mercer International
Callable 10/01/2025 @ $106
12.875%, 10/01/2028(A)	1,895,000	2,039,880
Owens-Brockway Glass Container
Callable 06/01/2027 @ $104
7.375%, 06/01/2032(A)	489,000	467,560
Rain Carbon
Callable 03/01/2026 @ $106
12.250%, 09/01/2029(A)	2,055,000	2,171,922
TMS International
Callable 01/17/2025 @ $103
6.250%, 04/15/2029(A)	2,259,000	2,165,900
Trident TPI Holdings
Callable 12/31/2025 @ $106
12.750%, 12/31/2028(A)	1,000,000	1,103,091
		21,674,451
Real Estate — 0.5%
Cushman & Wakefield US Borrower
Callable 02/03/2025 @ $102
6.750%, 05/15/2028(A)	700,000	700,636

TOTAL CORPORATE OBLIGATIONS
(Cost $121,816,805)		120,263,724

LOAN OBLIGATIONS — 15.7%

Communication Services — 0.6%
DIRECTV Financing, LLC, 2024 Term Loan
10.097%, CME Term SOFR + 5.360%, 08/02/2029	254,004	249,083

THE ADVISORS’ INNER CIRCLE FUND III

MESIROW

HIGH YIELD FUND

DECEMBER 31, 2024 (Unaudited)

LOAN OBLIGATIONS — continued
	Face Amount	Value
Communication Services — continued
Research Now Group, LLC, Second Out Term Loan
10.285%, CME Term SOFR + 5.760%, 10/15/2028	$728,237	$675,440
		924,523

Consumer Discretionary — 1.9%
Century Casino, Term Loan, 1st Lien
10.624%, CME Term SOFR + 6.100%, 03/23/2029	2,205,061	2,158,203
Kelso Industries, LLC, Term Loan
0.000%, 12/26/2029 (B)	747,500	736,288
		2,894,491

Financials — 0.7%
RLG Holdings, Term Loan, 2nd Lien
11.972%, CME Term SOFR + 7.610%, 07/02/2029	996,000	896,400
Runner Buyer Inc., Initial Term Loan, 1st Lien
10.114%, CME Term SOFR + 5.610%, 10/08/2028	470,968	217,432
		1,113,832

Health Care — 0.6%
Bracket Intermediate Holding Corp., Term Loan B
9.704%, CME Term SOFR + 4.250%, 05/08/2028	866,828	873,329

Industrials — 5.5%
Aramsco, Inc., Initial Delayed Draw Term Loan
9.103%, CME Term SOFR + 4.750%, 10/10/2030	11,002	10,195
Aramsco, Inc., Initial Term Loan
9.354%, CME Term SOFR + 4.750%, 10/10/2030	485,567	449,961
FCG Acquisitions, Inc., Initial Term Loan, 2nd Lien
11.222%, CME Term SOFR + 6.860%, 03/30/2029	380,000	368,600

THE ADVISORS’ INNER CIRCLE FUND III

MESIROW

HIGH YIELD FUND

DECEMBER 31, 2024 (Unaudited)

LOAN OBLIGATIONS — continued
	Face Amount	Value
Industrials — continued
Form Technologies, LLC, Term Loan
13.864%, CME Term SOFR + 9.250%, 05/30/2030 (B)	$1,310,000	$1,280,525
Forming Machining Industries Holdings, LLC, Initial Term Loan, 1st Lien
8.914%, CME Term SOFR + 4.400%, 10/09/2025	239,394	145,072
Forming Machining Industries Holdings, LLC, Initial Term Loan, 2nd Lien
12.914%, CME Term SOFR + 10.400%, 10/09/2026	549,160	192,206
HDI Aerospace Intermediate Holding III Corp., Term Loan B
0.000%, 09/19/2031 (B)	1,413,000	1,416,533
Kodiak BP, LLC, Term Loan B
8.274%, SOFR + 3.750%, 11/26/2031	230,000	229,917
Michael Baker, Term Loan
9.107%, CME Term SOFR + 4.750%, 12/01/2028	746,250	748,586
NA Rail Hold Co., LLC, Tranche B-2 Term Loan, 1st Lien
8.590%, CME Term SOFR + 4.260%, 10/19/2026	352,383	355,906
One Stop Mailing, LLC, Term Loan, 1st Lien
10.722%, CME Term SOFR + 6.360%, 05/07/2027	952,384	952,543
Titan Purchaser, Inc., Term Loan B
10.325%, CME Term SOFR + 6.000%, 01/31/2030	1,112,131	1,121,862
Trulite Holding Corp., Term Loan
10.593%, CME Term SOFR + 6.000%, 02/22/2030	1,089,188	1,083,742
		8,355,648

Information Technology — 1.2%
Emerald EMS, Term Loan, 1st Lien
10.707%, CME Term SOFR + 6.350%, 12/29/2027	605,313	472,144
Magenta Security Holdings, LLC, Closing Date First Out Term Loan
11.595%, CME Term SOFR + 7.010%, 07/27/2028	116,515	107,194

THE ADVISORS’ INNER CIRCLE FUND III

MESIROW

HIGH YIELD FUND

DECEMBER 31, 2024 (Unaudited)

LOAN OBLIGATIONS — continued
	Face Amount	Value
Information Technology — continued
Magenta Security Holdings, LLC, Second Out Term Loan
12.595%, CME Term SOFR + 7.260%, 07/27/2028	$149,585	$88,005
Magenta Security Holdings, LLC, Third Out Term Loan
11.845%, CME Term SOFR + 6.510%, 07/27/2028	518,776	174,345
Venga Finance S.A.R.L, Term Loan
9.026%, CME Term SOFR + 4.510%, 06/29/2029	1,059,503	1,063,476
		1,905,164

Materials — 1.0%
Opta Inc., 2024 Incremental Delayed Term Loan
11.601%, CME Term SOFR + 7.010%, 11/09/2028	437,903	426,955
Opta Inc., Delayed Draw Term Loan
11.601%, CME Term SOFR + 7.010%, 11/08/2028	137,138	133,709
11.503%, CME Term SOFR + 7.010%, 11/09/2028	155,945	152,047
Opta Inc., Term Loan, 1st Lien
11.688%, CME Term SOFR + 7.010%, 11/09/2028	876,150	854,246
		1,566,957

Utilities — 4.2%
EPIC Y-Grade Services, LP, Term Loan
10.601%, CME Term SOFR + 5.750%, 06/29/2029	1,177,050	1,177,968
Goodnight Water Solutions Holdings, LLC, Term Loan B
9.607%, CME Term SOFR + 5.250%, 06/04/2029	1,429,785	1,431,572
MH Sub 1, LLC, 2023 May Incremental Term Loan, 1st Lien
8.823%, CME Term SOFR + 4.250%, 05/03/2028 (B)	2,190,000	2,189,606

THE ADVISORS’ INNER CIRCLE FUND III

MESIROW

HIGH YIELD FUND

DECEMBER 31, 2024 (Unaudited)

LOAN OBLIGATIONS — continued
	Face Amount	Value
Utilities — continued
WaterBridge Midstream Operating, LLC, Term Loan B
9.077%, CME Term SOFR + 4.750%, 06/21/2029	$1,660,838	$1,651,836
		6,450,982

TOTAL LOAN OBLIGATIONS
(Cost $25,348,673)		24,084,926

COMMON STOCK — 0.5%
	Shares
Communication Services — 0.1%
Beasley Broadcast Group, Inc., Cl A *(C)	1,042	7,844
New Insights Holdings *(C)(D)	10,040	173,190
		181,034

Consumer Discretionary — 0.1%
24 Hour Fitness Worldwide, Inc. *(C)(D)	90,461	905
PSS Industrial Offering, Class A *(C)(D)	1,353	85,764
PSS Industrial Offering, Class B *(C)(D)	351	22,275
		108,944

Energy — 0.3%
Greenfire Resources *	56,516	399,003

Industrials — 0.0%
Altera Infrastructure (C)(D)	2,800	56,000

Information Technology — 0.0%
PVKG Investment Holdings *(C)(D)	445	4,450

TOTAL COMMON STOCK
(Cost $2,331,677)		749,431

PREFERRED STOCK — 0.0%

Consumer Discretionary — 0.0%
24 Hour Fitness Worldwide, Inc. # *(C)(D)	22,590	5,648
TOTAL PREFERRED STOCK
(Cost $30,496)		5,648
TOTAL INVESTMENTS — 94.8%
(Cost $149,527,651)		$145,103,729

THE ADVISORS’ INNER CIRCLE FUND III

MESIROW

HIGH YIELD FUND

DECEMBER 31, 2024 (Unaudited)

Percentages are based on Net Assets of $153,141,160.

*	Non-income producing security.
#	There is currently no interest rate available.
(A)

Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors". The total value of such securities as of December 31, 2024 was $110,912,125 and represents 72.4% of Net Assets.

(B)	Unsettled Bank Loan. Interest rate may not be available.
(C)	Level 3 security in accordance with fair value hierarchy.
(D)	Securities considered restricted. The total market value of such securities as of December 31, 2024 was $348,232 and represented 0.2% of the Net Assets.

LLC — Limited Liability Company
SOFR — Secured Overnight Financing Rate

A list of the restricted securities, excluding 144a, held by the Fund at December 31, 2024, is as follows:

Description	Number of Shares	Acquisition Date/Right to Acquire Date	Cost	Market Value
Common Stock
24 Hour Fitness Worldwide, Inc.	90,461	12/29/2020	$601,017	$905
Altera Infrastructure	2,800	12/5/2022	633,990	56,000
New Insights Holdings	10,040	7/15/2024	315,135	173,190
PSS Industrial Offering, Class A	1,353	5/23/2022	77,451	85,764
PSS Industrial Offering, Class B	351	12/23/2019	527,705	22,275
PVKG Investment Holdings	445	6/4/2024	137,213	4,450
Preferred Stock
24 Hour Fitness Worldwide, Inc.	22,590	12/7/2020	30,496	5,648
			$2,323,007	$348,232

MES-QH-001-1200

THE ADVISORS’ INNER CIRCLE FUND III

MESIROW

SMALL COMPANY FUND

DECEMBER 31, 2024 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 95.7%
	Shares	Value
Communication Services — 1.0%
Nexstar Media Group, Cl A	2,037	$321,785

Consumer Discretionary — 9.3%
Bright Horizons Family Solutions *	3,601	399,171
First Watch Restaurant Group *	20,105	374,154
Kontoor Brands	4,698	401,256
Levi Strauss, Cl A	18,458	319,323
Meritage Homes	2,091	321,637
Ollie's Bargain Outlet Holdings *	4,278	469,425
RH *	927	364,858
Wayfair, Cl A *	7,646	338,871
		2,988,695

Consumer Staples — 7.0%
Boston Beer, Cl A *	1,520	455,970
Darling Ingredients *	8,479	285,658
elf Beauty *	4,326	543,129
Inter Parfums	1,439	189,243
Lancaster Colony	1,879	325,330
Sprouts Farmers Market *	3,491	443,601
		2,242,931

Energy — 5.0%
Antero Resources *	13,624	477,521
Atlas Energy Solutions, Cl A	16,086	356,788
Matador Resources	8,149	458,463
TechnipFMC PLC	10,994	318,166
		1,610,938

Financials — 15.7%
Blackstone Mortgage Trust, Cl A ‡	26,710	465,021
Dynex Capital ‡	33,124	419,019
First Horizon	18,805	378,733
First Interstate BancSystem, Cl A	12,815	416,103
First Merchants	9,730	388,130
Hancock Whitney	8,422	460,852
Kemper	5,056	335,921
Piper Sandler	1,134	340,143
Prosperity Bancshares	5,697	429,269
Selective Insurance Group	3,535	330,593
SouthState	3,372	335,446
Texas Capital Bancshares *	5,176	404,763

THE ADVISORS’ INNER CIRCLE FUND III

MESIROW

SMALL COMPANY FUND

DECEMBER 31, 2024 (Unaudited)

COMMON STOCK — continued
	Shares	Value
Financials — continued
United Community Banks	9,906	$320,063
		5,024,056

Health Care — 17.5%
ADMA Biologics *	22,109	379,169
Alkermes *	11,649	335,025
Amicus Therapeutics *	37,327	351,620
Amphastar Pharmaceuticals *	9,597	356,337
Bruker	5,436	318,658
Catalyst Pharmaceuticals *	22,158	462,438
Charles River Laboratories International *	1,753	323,604
Enovis *	9,580	420,370
Evolent Health, Cl A *	17,079	192,139
Globus Medical, Cl A *	6,714	555,315
Halozyme Therapeutics *	8,325	398,018
ICU Medical *	2,821	437,735
Lantheus Holdings *	4,391	392,819
Merit Medical Systems *	3,337	322,755
Surgery Partners *	16,925	358,302
		5,604,304

Industrials — 17.9%
ACV Auctions, Cl A *	15,182	327,931
Alaska Air Group *	7,344	475,524
Allegiant Travel	4,640	436,717
Brink's	3,364	312,078
CACI International, Cl A *	658	265,872
Enerpac Tool Group, Cl A	7,832	321,817
Fluor *	10,929	539,018
Gates Industrial PLC *	20,697	425,737
Hayward Holdings *	27,458	419,833
Helios Technologies	8,107	361,897
ITT	2,359	337,054
Korn Ferry	4,769	321,669
Mercury Systems *	12,205	512,610
Mueller Water Products, Cl A	15,378	346,005
WNS Holdings *	7,283	345,141
		5,748,903

Information Technology — 9.8%
Calix *	9,312	324,710
Itron *	3,976	431,714
Kyndryl Holdings *	16,258	562,527
Lumentum Holdings *	3,995	335,380

THE ADVISORS’ INNER CIRCLE FUND III

MESIROW

SMALL COMPANY FUND

DECEMBER 31, 2024 (Unaudited)

COMMON STOCK — continued
	Shares	Value
Information Technology — continued
nCino *	9,978	$335,061
Pegasystems	4,451	414,833
Rambus *	8,614	455,336
Tenable Holdings *	7,310	287,868
		3,147,429

Materials — 5.7%
AptarGroup	1,996	313,572
Aspen Aerogels *	15,241	181,063
Axalta Coating Systems *	10,063	344,356
Hecla Mining	72,652	356,721
O-I Glass, Cl I *	31,149	337,655
Tronox Holdings PLC	29,956	301,657
		1,835,024

Real Estate — 5.6%
Independence Realty Trust ‡	21,720	430,925
National Storage Affiliates Trust ‡	8,359	316,889
Plymouth Industrial ‡	18,179	323,586
STAG Industrial ‡	9,435	319,092
Xenia Hotels & Resorts ‡	26,216	389,570
		1,780,062

Utilities — 1.2%
Northwest Natural Holding	9,390	371,468

TOTAL COMMON STOCK
(Cost $27,052,810)		30,675,595

EXCHANGE TRADED FUNDS — 1.6%

iShares Russell 2000 ETF	443	97,885
SPDR S&P Biotech ETF	4,828	434,810
TOTAL EXCHANGE TRADED FUNDS
(Cost $477,464)		532,695

TOTAL INVESTMENTS — 97.3%
(Cost $27,530,274)		$31,208,290

Percentages are based on Net Assets of $32,065,424.

*	Non-income producing security.
‡	Real Estate Investment Trust

THE ADVISORS’ INNER CIRCLE FUND III

MESIROW

SMALL COMPANY FUND

DECEMBER 31, 2024 (Unaudited)

Cl — Class
ETF — Exchange Traded Fund
PLC — Public Limited Company S&P — Standard and Poor’s SPDR — Standard and Poor's Depositary Receipts

MES-QH-001-1200